Change in Accounting Policy	12 Months Ended
Dec. 31, 2022
2. Change in Accounting Policy
Change in Accounting Policy
2. CHANGE IN ACCOUNTING POLICY
The new USGAAP accounting policy that is applicable to, and adopted by the Company in 2022, is described as follows:

Facilitation of the Effects of Reference Rate Reform on Financial Reporting
The Company adopted Accounting Standard Update (“ASU”) 2022-06, Reference Rate Reform (Topic
848): Deferral of the Sunset Date of Topic 848

in Q4 2022. The update extends the period of time
preparers can utilize the reference rate reform relief guidance issued under ASU 2020-04, which was adopted by the Company in Q4 2020. The guidance in ASU 2022-06 was effective as of the date of issuance and entities may elect to apply the guidance prospectively through to December 31, 2024. The
Company has applied the guidance permitted by ASU 2020-04 to certain debt agreements that were amended during the current period. The Company’s transition from reference rates will not have a material impact on the consolidated financial statements.